UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Zevenbergen Growth Fund
Investor Class | ZVNBX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025, the Fund underperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher than benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies that were involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Health Care, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to software detracted to performance. Allocations to Axon Enterprise, Inc. and Mercado Libre, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., MercadoLibre, Inc., Amazon.com, Inc., Exact Sciences Corporation, Natera, Inc. and CrowdStrike Holdings, Inc. increased. Weightings in Axon Enterprise Inc. and Meta Platforms decreased, with Netflix, Inc., Trade Desk, Inc. and Uber Technologies, Inc. falling out of the top 10 position weights.
The market capitalization exposure of the portfolio did not shift materially during the period. Nine new companies were added to the Fund during the period across the market capitalizations, focusing on the technology and health care sectors. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Exact Sciences Corporation
↑	Tesla, Inc.

Top Detractors
↓	Axon Enterprise Inc.
↓	Mercado Libre, Inc..
↓	Trade Desk, Inc.
Zevenbergen Growth Fund	PAGE 1	TSR-SAR-00777X702

PERFORMANCE
The Fund experienced a negative return for the period, as investors supported technology hardware companies integral to the AI infrastructure buildout while software companies concurrently fell out of favor with the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.95	-0.14	15.43
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$128,229,041
Number of Holdings	37
Net Advisory Fee	$452,724
Portfolio Turnover	16%
Zevenbergen Growth Fund	PAGE 2	TSR-SAR-00777X702

WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.9%
Tesla, Inc.	8.5%
Shopify, Inc.	7.3%
MercadoLibre, Inc.	5.9%
Axon Enterprise, Inc.	5.7%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Alphabet, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Snowflake Inc.	3.1%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 3	TSR-SAR-00777X702

Zevenbergen Growth Fund
Institutional Class | ZVNIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025, the Fund underperformed its benchmark, the  Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher than benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies that were involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Health Care, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to software detracted to performance. Allocations to Axon Enterprise, Inc. and Mercado Libre, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., MercadoLibre, Inc., Amazon.com, Inc., Exact Sciences Corporation, Natera, Inc. and CrowdStrike Holdings, Inc. increased. Weightings in Axon Enterprise Inc. and Meta Platforms decreased, with Netflix, Inc., Trade Desk, Inc. and Uber Technologies, Inc. falling out of the top 10 position weights.
The market capitalization exposure of the portfolio did not shift materially during the period. Nine new companies were added to the Fund during the period across the market capitalizations, focusing on the technology and health care sectors. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Exact Sciences Corporation
↑	Tesla, Inc.

Top Detractors
↓	Axon Enterprise Inc.
↓	Mercado Libre, Inc..
↓	Trade Desk, Inc.
Zevenbergen Growth Fund	PAGE 1	TSR-SAR-00777X801

PERFORMANCE
The Fund experienced a negative return for the period, as investors supported technology hardware companies integral to the AI infrastructure buildout while software companies concurrently fell out of favor with the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.26	0.16	15.74
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62
Visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$128,229,041
Number of Holdings	37
Net Advisory Fee	$452,724
Portfolio Turnover	16%
Zevenbergen Growth Fund	PAGE 2	TSR-SAR-00777X801

WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	9.9%
Tesla, Inc.	8.5%
Shopify, Inc.	7.3%
MercadoLibre, Inc.	5.9%
Axon Enterprise, Inc.	5.7%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc.	4.8%
Alphabet, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Snowflake Inc.	3.1%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/growth-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Growth Fund	PAGE 3	TSR-SAR-00777X801

Zevenbergen Genea Fund
Investor Class | ZVGNX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025, the Fund underperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher-than-benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Industrials, specifically Rocket Lab Corporation and Bloom Energy Corporation, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to consumer discretionary detracted from performance. Allocations to Axon Enterprise Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., Amazon.com, Inc., and Snowflake, Inc. increased, weightings in Axon Enterprise Inc. and Uber Technologies, Inc. decreased, with Trade Desk, Inc. and Spotify Technology falling out of the top 10. Four new companies were added to the Fund during the period across market capitalizations focusing on technology, consumer discretionary, and industrials.
The market capitalization exposure of the portfolio did not shift materially during the period. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Tesla, Inc.
↑	Bloom Energy Corporation

Top Detractors
↓	Axon Enterprise Inc.
↓	Trade Desk, Inc.
↓	Mercado Libre, Inc.
Zevenbergen Genea Fund	PAGE 1	TSR-SAR-00777X884

PERFORMANCE
The Fund experienced a positive return during the period, as investors supported technology hardware and industrial companies integral to the AI infrastructure buildout. Concurrently, other Fund allocations within technology were challenged as software companies fell out of favor due to the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	15.60	0.93	18.56
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$72,790,795
Number of Holdings	29
Net Advisory Fee	$185,978
Portfolio Turnover	7%
Zevenbergen Genea Fund	PAGE 2	TSR-SAR-00777X884

WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	10.5%
Tesla, Inc.	10.1%
Shopify, Inc.	8.7%
MercadoLibre, Inc.	6.5%
Axon Enterprise, Inc.	6.2%
Amazon.com, Inc.	4.5%
Snowflake Inc.	4.2%
Credo Technology Group Holding Ltd.	3.8%
Datadog, Inc.	3.5%
Toast, Inc.	3.2%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 3	TSR-SAR-00777X884

Zevenbergen Genea Fund
Institutional Class | ZVGIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2025, to December 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/. You can also request this information by contacting us at 1-844-986-2746.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended December 31, 2025,  the Fund underperformed its benchmark, the Russell 3000® Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher-than-benchmark exposure to Consumer Discretionary and an underweight to Technology relative to the benchmark impacted performance during the period. The Fund’s lower exposure to the largest capitalized companies (which drove much of the benchmark’s performance) and a higher-than-benchmark exposure to small and medium capitalized companies also impacted returns as the market favored large capitalized technology companies involved in the physical buildout of Artificial Intelligence (AI) infrastructure.
Positive contributions were led by an overweight in Industrials, specifically Rocket Lab Corporation and Bloom Energy Corporation, and allocations to Tesla, Inc. and Shopify, Inc. Detractors were led by security selection in Technology, specifically being underweight in benchmark heavyweight NVIDIA Corporation and allocations to consumer discretionary detracted from performance. Allocations to Axon Enterprise Inc. and Trade Desk, Inc. also detracted from performance.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period due to market movement, portfolio additions, and portfolio deletions. Weightings in Tesla, Inc., Shopify, Inc., Amazon.com, Inc., and Snowflake, Inc. increased, weightings in Axon Enterprise Inc. and Uber Technologies, Inc. decreased, with Trade Desk, Inc. and Spotify Technology falling out of the top 10. Four new companies were added to the Fund during the period across market capitalizations focusing on technology, consumer discretionary, and industrials.
The market capitalization exposure of the portfolio did not shift materially during the period. The Fund’s allocation to companies economically exposed to semiconductors and internet infrastructure increased during the period due to market appreciation and new additions. The allocation to companies economically exposed to software and advertising decreased due to market depreciation.

Top Contributors
↑	Shopify, Inc. - Class A
↑	Tesla, Inc.
↑	Bloom Energy Corporation

Top Detractors
↓	Axon Enterprise Inc.
↓	Trade Desk, Inc.
↓	Mercado Libre, Inc.
Zevenbergen Genea Fund	PAGE 1	TSR-SAR-00777X876

PERFORMANCE
The Fund experienced a positive return during the period, as investors supported technology hardware and industrial companies integral to the AI infrastructure buildout. Concurrently, other Fund allocations within technology were challenged as software companies fell out of favor due to the unknown impact of AI advances on future software growth. The Fund’s active approach across industries and market capitalization underperformed the benchmark returns, with its historically heavy concentration into a few companies that were well-rewarded during the period.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.99	1.24	18.90
Russell 3000 Total Return	17.15	13.15	14.29
Russell 3000 Growth Total Return	18.45	14.65	17.62
Visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$72,790,795
Number of Holdings	29
Net Advisory Fee	$185,978
Portfolio Turnover	7%
Zevenbergen Genea Fund	PAGE 2	TSR-SAR-00777X876

WHAT DID THE FUND INVEST IN? (as of December 31, 2025 as expressed as a percent of net assets)

Top 10 Issuers	(%)
NVIDIA Corporation	10.5%
Tesla, Inc.	10.1%
Shopify, Inc.	8.7%
MercadoLibre, Inc.	6.5%
Axon Enterprise, Inc.	6.2%
Amazon.com, Inc.	4.5%
Snowflake Inc.	4.2%
Credo Technology Group Holding Ltd.	3.8%
Datadog, Inc.	3.5%
Toast, Inc.	3.2%
Industry Breakdown (% of net assets)
For additional information about the Fund, including its prospectus and other important materials, scan the QR code or visit https://www.zci.com/genea-summary-prospectus-abbreviated-disclosure/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Zevenbergen Capital Investments LLC documents not be householded, please contact Zevenbergen Capital Investments LLC at 1-844-986-2746, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Zevenbergen Capital Investments LLC or your financial intermediary.
Zevenbergen Genea Fund	PAGE 3	TSR-SAR-00777X876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)
ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)
Semi Annual Financial Statements
December 31, 2025

Zevenbergen Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Consumer Discretionary — 29.9%
Amazon.com, Inc.(a)	27,500	$6,347,550
MercadoLibre, Inc.(a)	3,725	7,503,118
Netflix, Inc.(a)	34,500	3,234,720
On Holding AG - Class A - ADR(a)	33,500	1,557,080
Spotify Technology S.A. - ADR(a)	3,200	1,858,272
Tesla, Inc.(a)	24,350	10,950,682
The Trade Desk, Inc. - Class A(a)	47,000	1,784,120
Uber Technologies, Inc.(a)	42,050	3,435,906
Wingstop Inc.	7,050	1,681,354
		38,352,802
Financials — 0.6%
Ares Management Corp. - Class A	4,850	783,905
Health Care — 9.3%
Arcutis Biotherapeutics, Inc.(a)	19,300	560,472
Caris Life Sciences, Inc.(a)	28,500	768,930
Exact Sciences Corp.(a)	12,750	1,294,890
Insulet Corporation(a)	6,100	1,733,864
Natera, Inc.(a)	16,200	3,711,258
TransMedics Group, Inc.(a)	16,600	2,019,390
Veeva Systems Inc. - Class A(a)	8,025	1,791,421
		11,880,225
Industrials — 11.6%
Axon Enterprise, Inc.(a)	12,875	7,312,099
Karman Holdings, Inc.(a)	26,100	1,909,737
Quanta Services, Inc.	4,850	2,046,991
Rocket Lab Corp.(a)	52,825	3,685,072
		14,953,899
Real Estate — 1.6%
Zillow Group, Inc. - Class C(a)	30,000	2,046,600

	Shares	Value
Technology — 46.9%
Advanced Micro Devices, Inc.(a)	18,450	$3,951,252
Alphabet, Inc. - Class A	14,350	4,491,550
AppLovin Corporporation - Class A(a)	2,700	1,819,314
Credo Technology Group Holding Ltd.(a)	6,050	870,535
CrowdStrike Holdings, Inc. - Class A(a)	7,800	3,656,328
Meta Platforms, Inc.	9,250	6,105,832
Monolithic Power Systems, Inc.	2,400	2,175,264
NVIDIA Corporation	67,900	12,663,350
Palo Alto Networks, Inc.(a)	11,400	2,099,880
Samsara, Inc. - Class A(a)	37,700	1,336,465
ServiceNow, Inc.(a)	20,750	3,178,693
Shopify, Inc. - Class A - ADR(a)	58,450	9,408,696
Snowflake Inc. - Class A(a)	17,900	3,926,544
Toast, Inc. - Class A(a)	56,850	2,018,744
Vertiv Holdings Co. - Class A	15,000	2,430,150
		60,132,597
TOTAL COMMON STOCKS (Cost $51,031,730)		128,150,028
TOTAL INVESTMENTS — 99.9% (Cost $51,031,730)		$128,150,028
Other Assets in Excess of Liabilities — 0.1%		79,013
TOTAL NET ASSETS — 100.0%		$128,229,041

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

1

Zevenbergen Genea Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Consumer Discretionary — 37.2%
Amazon.com, Inc.(a)	14,300	$3,300,726
DraftKings, Inc. - Class A(a)	45,050	1,552,423
MakeMyTrip Limited(a)	15,000	1,231,800
MercadoLibre, Inc.(a)	2,350	4,733,511
Netflix, Inc.(a)	20,350	1,908,016
Rivian Automotive, Inc. - Class A(a)	58,075	1,144,658
Spotify Technology S.A. - ADR(a)	3,620	2,102,170
Tesla, Inc.(a)	16,325	7,341,679
The Trade Desk, Inc. - Class A(a)	41,410	1,571,924
Uber Technologies, Inc.(a)	26,950	2,202,085
		27,088,992
Industrials — 14.5%
Axon Enterprise, Inc.(a)	7,900	4,486,647
Bloom Energy Corp - Class A(a)	17,250	1,498,852
Karman Holdings, Inc.(a)	16,550	1,210,964
Rocket Lab Corporation(a)	31,575	2,202,672
Symbotic, Inc.(a)	20,125	1,197,437
		10,596,572
Real Estate — 2.4%
Zillow Group, Inc. - Class C(a)	25,250	1,722,555
Technology — 45.6%
AppLovin Corporation - Class A(a)	2,750	1,853,005
Credo Technology Group Holding Ltd.(a)	19,300	2,777,077
CrowdStrike Holdings, Inc. - Class A(a)	4,675	2,191,453
Datadog, Inc. - Class A(a)	18,850	2,563,412
Nebius Group N.V.(a)	10,350	866,347
NVIDIA Corporation	41,050	7,655,825
Pinterest, Inc. - Class A(a)	54,525	1,411,652
Reddit, Inc. - Class A(a)	4,000	919,480
Samsara, Inc. - Class A(a)	35,000	1,240,750
Shopify, Inc. - Class A(a)	39,565	6,368,778
Snowflake Inc. - Class A(a)	13,780	3,022,781
Toast, Inc. - Class A(a)	65,950	2,341,884
		33,212,444
TOTAL COMMON STOCKS (Cost $25,950,895)		72,620,563

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
First American U.S. Treasury Money Market Fund - Class Z, 3.58%(b)	193,453	$193,453
TOTAL SHORT-TERM INVESTMENTS (Cost $193,453)		193,453
TOTAL INVESTMENTS — 100.0% (Cost $26,144,348)		$72,814,016
Liabilities in Excess of Other Assets — (0.0)%(c)		(23,221)
TOTAL NET ASSETS — 100.0%		$72,790,795

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Zevenbergen Growth Fund
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

Assets
Investments in securities, at value (cost $54,819,412)	$128,150,028
Dividend and interest receivable	5,631
Receivable for fund shares sold	2,001
Receivable for investments sold	1,369,655
Prepaid expenses	24,072
Total Assets	129,549,540
Liabilities
Payable for fund shares redeemed	80,707
Payable for securities purchased	507,974
Payable to Advisor	452,724
Shareholder service fees	147,620
Distribution fees - Investor Class	16,901
Accrued other expenses and other liabilities	114,573
Total Liabilities	1,320,499
Net Assets	$128,229,041
Components of Net Assets
Paid-in capital	$49,635,131
Total distributable earnings	78,593,910
Net Assets	$ 128,229,041
Investor Class:
Net assets	$13,346,846
Shares outstanding (unlimited number of shares authorized, no par value)	325,001
Net Asset Value, Offering and Redemption Price Per Share*	$41.07
Institutional Class:
Net assets	$114,882,195
Shares outstanding (unlimited number of shares authorized, no par value)	2,716,195
Net Asset Value, Offering and Redemption Price Per Share*	$42.30

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

3

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value (cost $26,144,348)	$72,814,016
Receivable for fund shares sold	2,295
Receivable for investments sold	719,751
Dividends and interest receivable	738
Prepaid expenses	19,509
Total Assets	73,552,005
Liabilities
Payable for fund shares redeemed	125,011
Payable for securities purchased	241,619
Payable to Advisor	185,979
Shareholder service fees	57,072
Distribution fees - Investor Class	37,110
Accrued other expenses and other liabilities	114,419
Total Liabilities	761,210
Net Assets	$72,790,795
Components of Net Assets
Paid-in capital	$42,353,021
Total distributable earnings	30,437,774
Net Assets	$72,790,795
Investor Class:
Net assets	$30,246,046
Shares outstanding (unlimited number of shares authorized, no par value)	531,522
Net Asset Value, Offering and Redemption Price Per Share*	$56.90
Institutional Class:
Net assets	$42,544,750
Shares outstanding (unlimited number of shares authorized, no par value)	726,668
Net Asset Value, Offering and Redemption Price Per Share*	$58.55

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).
The accompanying notes are an integral part of these financial statements.

4

Zevenbergen Growth Fund
Statement of Operations
For the Six Months Ended December 31, 2025 (Unaudited)

Investment Income
Dividend income	$43,353
Total Investment Income	43,353
Expenses
Advisory fees (Note 3)	562,941
Administration fees (Note 3)	71,856
Shareholder servicing fees (Note 6)	75,167
Transfer agent fees and expenses (Note 3)	33,132
Distribution fees - Investor Class (Note 7)	23,997
Registration fees	17,834
Legal fees	14,367
Audit fees	9,528
Custody fees (Note 3)	7,667
Trustees’ fees (Note 3)	8,319
Compliance fees (Note 3)	5,949
Shareholder reporting fees	4,658
Insurance fees	3,066
Miscellaneous expenses	4,210
Total Expenses	842,691
Expenses waived by the Advisor (Note 3)	(110,217)
Net Expenses	732,474
Net Investment Loss	(689,121)
Realized and Unrealized Gain on Investments
Net realized gain on investments	12,902,974
Change in unrealized appreciation (depreciation) on investments	(14,477,796)
Net Realized and Unrealized Gain (Loss) on Investments	(1,574,822)
Net Decrease in Net Assets from Operations	$(2,263,943)

The accompanying notes are an integral part of these financial statements.

5

Zevenbergen Genea Fund
Statement of Operations
For the Six Months Ended December 31, 2025

Investment Income
Dividends and interest income	$6,506
Total Investment Income	6,506
Expenses
Advisory fees (Note 3)	309,113
Administration fees (Note 3)	56,123
Shareholder servicing fees (Note 6)	46,829
Distribution fees - Investor Class (Note 7)	40,947
Transfer agent fees and expenses (Note 3)	31,596
Registration fees	18,336
Legal fees	14,871
Audit fees	9,528
Custody fees (Note 3)	4,923
Trustees’ fees (Note 3)	8,319
Compliance fees (Note 3)	5,687
Shareholder reporting fees	5,520
Insurance fees	2,769
Miscellaneous expenses	4,093
Total Expenses	558,654
Expenses waived by the Advisor (Note 3)	(123,135)
Net Expenses	435,519
Net Investment Loss	(429,013)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	6,045,590
Change in unrealized appreciation (depreciation) on investments	(4,860,841)
Net Realized and Unrealized Gain on Investments	1,184,749
Net Increase in Net Assets from Operations	$755,736

The accompanying notes are an integral part of these financial statements.

6

Zevenbergen Growth Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Operations
Net investment loss	$(689,121)	$(1,247,208)
Net realized gain on investments	12,902,974	5,273,434
Net change in unrealized appreciation (depreciation) on investments	(14,477,796)	32,169,465
Net Increase (Decrease) in Net Assets from Operations	(2,263,943)	36,195,691
Distributions to shareholders:
From earnings Investor Class (Note 5)	(1,405,452)	—
From earnings Institutional Class (Note 5)	(170,342)	—
Total Distributions to Shareholders	(1,575,794)	—
Capital Transactions
Proceeds from shares sold
Investor Class	1,961,183	7,267,861
Institutional Class	3,570,296	9,375,062
Cost of shares redeemed
Investor Class	(11,256,976)	(3,470,732)
Institutional Class	(9,884,167)	(20,670,031)
Redemption fees
Investor Class	95	979
Institutional Class	767	6,124
Net Decrease in Net Assets from Capital Share Transactions	(14,162,148)	(7,490,737)
Total Increase (Decrease) in Net Assets	(18,001,885)	28,704,954
Net Assets
Beginning of period	146,230,926	117,525,973
End of period	$ 128,229,041	$146,230,927
Capital Shares Transactions
Investor Class
Shares sold	47,329	200,862
Shares reinvested	4,135	—
Shares redeemed	(263,912)	(96,820)
Net Decrease in Shares Outstanding	(212,448)	104,042
Institutional Class
Shares sold	82,267	249,020
Shares reinvested	30,519	—
Shares redeemed	(227,338)	(555,737)
Net Decrease in Shares Outstanding	(114,552)	(306,717)

The accompanying notes are an integral part of these financial statements.

7

Zevenbergen Genea Fund
Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
Operations
Net investment loss	$(429,013)	$(787,505)
Net realized gain on investments	6,045,590	13,758,208
Net change in unrealized appreciation (depreciation) on investments	(4,860,841)	12,018,529
Net Increase in Net Assets from Operations	755,736	24,989,232
Capital Transactions
Proceeds from shares sold
Investor Class	782,418	2,717,573
Institutional Class	784,834	2,210,208
Cost of shares redeemed
Investor Class	(4,615,348)	(12,131,906)
Institutional Class	(2,123,539)	(11,060,198)
Redemption fees
Investor Class	3,907	4,903
Institutional Class	5,178	6,224
Net Decrease in Net Assets from Capital Share Transactions	(5,162,550)	(18,253,196)
Total Increase (Decrease) in Net Assets	(4,406,814)	6,736,036
Net Assets
Beginning of period	77,197,609	70,461,573
End of period	$ 72,790,795	$77,197,609
Capital Shares Transactions
Investor Class
Shares sold	13,439	54,125
Shares redeemed	(79,835)	(265,880)
Net Decrease in Shares Outstanding	(66,396)	(211,755)
Institutional Class
Shares sold	13,345	47,687
Shares redeemed	(35,574)	(233,930)
Net Decrease in Shares Outstanding	(22,229)	(186,243)

The accompanying notes are an integral part of these financial statements.

8

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.42	$32.21	$25.92	$18.11	$42.74	$29.05
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.27)	(0.45)	(0.35)	(0.26)	(0.46)	(0.49)
Net realized and unrealized gain (loss) on investments	(0.56)	10.66	6.64	8.07	(23.44)	14.16
Total from Investment Operations	(0.83)	10.21	6.29	7.81	(23.90)	13.67
Less Distributions:
From net realized gain on investments	(0.52)	—	—	—	(0.74)	(0.03)
Redemption fee proceeds	—*	—*	—*	—*	0.01	0.05
Net asset value, end of period	$41.07	$42.42	$32.21	$25.92	$18.11	$42.74
Total Return(3)	(1.95)%	31.70%	24.27%	43.13%	(56.79)%	47.22%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$13,347	$22,799	$13,960	$13,795	$11,268	$40,472
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	1.45%	1.46%	1.52%	1.55%	1.55%	1.52%
After fees waived and reimbursed by the Advisor(3)	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	(1.41)%	(1.40)%	(1.47)%	(1.50)%	(1.54)%	(1.47)%
After fees waived and reimbursed by the Advisor(3)	(1.26)%	(1.24)%	(1.25)%	(1.25)%	(1.29)%	(1.25)%
Portfolio turnover rate(2)(4)	15.99%	15.24%	13.62%	21.85%	55.60%	43.12%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

9

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.60	$33.01	$26.48	$18.45	$43.39	$29.40
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.21)	(0.35)	(0.27)	(0.20)	(0.34)	(0.37)
Net realized and unrealized gain (loss) on investments	(0.57)	10.94	6.80	8.23	(23.87)	14.34
Total from Investment Operations	(0.78)	10.59	6.53	8.03	(24.21)	13.97
Less Distributions:
From net realized gain on investments	(0.52)	—	—	—	(0.74)	(0.03)
Redemption fee proceeds	— *	— *	— *	— *	0.01	0.05
Net asset value, end of period	$42.30	$43.60	$33.01	$26.48	$18.45	$43.39
Total Return(3)	(1.78)%	32.08%	24.66%	43.52%	(56.66)%	47.68%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$114,882	$123,432	$103,566	$93,994	$56,880	$81,953
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	1.16%	1.16%	1.22%	1.25%	1.25%	1.22%
After fees waived and reimbursed by the Advisor(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	(1.10)%	(1.10)%	(1.17)%	(1.19)%	(1.24)%	(1.17)%
After fees waived and reimbursed by the Advisor(3)	(0.94)%	(0.94)%	(0.95)%	(0.95)%	(0.99)%	(0.95)%
Portfolio turnover rate(2)(4)	15.99%	15.24%	13.62%	21.85%	55.60%	43.12%

*	Less than $0.01 per share.
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

10

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$56.46	$39.87	$33.16	$23.34	$56.40	$33.34
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.39)	(0.58)	(0.44)	(0.34)	(0.61)	(0.69)
Net realized and unrealized gain (loss) on investments	0.82	17.16	7.14	10.15	(32.46)	23.65
Total from Investment Operations	0.43	16.58	6.70	9.81	(33.07)	22.96
Redemption fee proceeds	0.01	0.01	0.01	0.01	0.01	0.10
Net asset value, end of year	$56.90	$56.46	$39.87	$33.16	$23.34	$56.40
Total Return(3)	0.78%	41.61%	20.24%	42.07%	(58.62)%	69.17%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$30,246	$33,761	$32,280	$40,716	$32,528	$120,716
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	1.62%	1.65%	1.62%	1.66%	1.49%	1.48%
After fees waived and reimbursed by the Advisor(3)	1.30%	1.30%	1.30%	1.30%	1.30%	1.37%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	(1.63)%	(1.62)%	(1.57)%	(1.63)%	(1.49)%	(1.47)%
After fees waived and reimbursed by the Advisor(3)	(1.31)%	(1.27)%	(1.25)%	(1.27)%	(1.30)%	(1.36)%
Portfolio turnover rate(2)(4)	7.07%	11.55%	18.83%	19.89%	17.80%	32.40%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$58.00	$40.83	$33.86	$23.76	$57.24	$33.74
Income (Loss) from Investment Operations:
Net investment loss(1)	(0.30)	(0.46)	(0.34)	(0.26)	(0.47)	(0.54)
Net realized and unrealized gain (loss) on investments	0.84	17.62	7.30	10.35	(33.02)	23.94
Total from Investment Operations	0.54	17.16	6.96	10.09	(33.49)	23.40
Redemption fee proceeds	0.01	0.01	0.01	0.01	0.01	0.10
Net asset value, end of year	$58.55	$58.00	$40.83	$33.86	$23.76	$57.24
Total Return(3)	0.95%	42.05%	20.58%	42.51%	(58.49)%	69.65%
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$42,545	$43,436	$38,181	$39,679	$38,181	$107,182
Ratio of Expenses to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	1.32%	1.35%	1.32%	1.36%	1.20%	1.18%
After fees waived and reimbursed by the Advisor(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.07%
Ratio of Net Investment Loss to Average Net Assets
Before fees waived and reimbursed by the Advisor(3)	(1.30)%	(1.31)%	(1.27)%	(1.33)%	(1.20)%	(1.17)%
After fees waived and reimbursed by the Advisor(3)	(0.98)%	(0.97)%	(0.95)%	(0.97)%	(1.00)%	(1.06)%
Portfolio turnover rate(2)(4)	7.07%	11.55%	18.83%	19.89%	17.80%	32.40%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2025 (Unaudited)
Note 1 – Organization
Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund”, and collectively the “Funds”) are non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.
Each Fund offers two classes of shares, Institutional Class and Investor class, whereas each share class represents an equal interest in the Fund. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
The Funds are the successor to the Zevenbergen Growth Fund and Zevenbergen Genea Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds do not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
(a) Securities Valuation. The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Advisor’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:
Level 1 —
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

13

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —	Significant unobservable inputs, including the Advisor’s assumptions in determining fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair valuation determinations to the Advisor, as the Funds’ valuation designee in accordance with Rule 2a-5 of the 1940 Act.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2025:
Growth Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$128,150,028	$—	$—	$128,150,028
Total Investments	$128,150,028	$—	$—	$128,150,028

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$72,620,563	$—	$—	$72,620,563
Short-Term Investments	193,453	—	—	193,453
Total Investments	$72,814,016	$—	$—	$72,814,016

Please refer to the Schedule of Investments for further classification.
(b) Concentration and Sector Risks. To the extent the investment strategy invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy. As of December 31, 2025, over 25% of each Fund’s assets were invested in securities of both the consumer discretionary and technology sectors. Some relevant risks related to the sectors are described below:
Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.
Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

14

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
(c) Security Transactions, Investment Income and Distributions. The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
(d) Federal Income Taxes. The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.
Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer of the Advisor, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust entered into an agreement for the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Advisor a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.
The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within three years if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

15

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
At December 31, 2025, the expenses reimbursed to the Funds and contractual fees waived by the Advisor and subject to potential recapture by period were as follows:

Fiscal Year Waived/Reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2023	131,303	138,147	June 30, 2026
FYE June 30, 2024	245,553	257,990	June 30, 2027
FYE June 30, 2025	201,896	247,530	June 30, 2028
FYE June 30, 2026	108,370	118,831	December 31, 2028
	$687,122	$762,498

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, transfer agent, and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian. For the period ended December 31, 2025, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$71,856	$56,122
Custody	7,667	4,923
Transfer Agency	33,132	31,597
Compliance	5,949	5,687

At December 31, 2025, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$46,614	$38,937
Custody	5,067	3,833
Transfer Agency	147,620	57,072
Compliance	4,195	3,891

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statements of Assets and Liabilities.
The Independent Trustees (the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act) were paid $16,637 for their services to the Funds during the period ended December 31, 2025. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for each Fund for the period ended December 31, 2025, were as follows:

Growth Fund
Purchases	$22,451,917
Sales	$38,610,276
Genea Fund
Purchases	$5,439,379
Sales	$11,101,245

16

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
Note 5 – Federal Income Tax Information
At June 30, 2025, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$54,964,705	$25,975,659
Gross unrealized appreciation	92,578,252	52,912,565
Gross unrealized depreciation	(1,129,298)	(1,439,497)
Net unrealized appreciation on investments	91,448,954	51,473,068
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—
Capital loss carryforwards	(8,873,865)	(21,791,030)
Other book/tax temporary differences	(141,441)	—
Total accumulated gains/losses	$82,433,648	$29,682,038

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2025, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$1,603,544	$(1,603,544)
Genea Fund	$1,111,552	$(1,111,552)

The Genea Fund paid no distributions for the period ended December 31, 2025 or the year ended June 30, 2025.
The tax character of distributions paid by the Growth Fund for the period ended December 31, 2025, and the year ended June, 2025 are as follows:

	Short-Term Capital Gains	Long-Term Capital Gains
Period ended December 31, 2025	$ —	$1,575,794
Year ended June 30, 2025	$—	$—

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2025, the Funds deferred the following losses on a tax basis:

	Late Year Loss	Post October Loss
Growth Fund	$141,441	$—
Genea Fund	$—	$—

17

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
At June 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$8,873,865	$—	$8,873,865
Genea Fund	$ 17,768,130	$ 4,022,900	$ 21,791,030

The capital loss carryovers utilized by the Funds for the year ended June 30, 2025 were as follows:

Fund
Growth Fund	$5,271,684
Genea Fund	$13,722,279

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan under which the Funds may pay a fee of up to the following amounts of the average daily net assets:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.
For the period ended December 31, 2025, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$14,398	$60,769
Genea Fund	$24,568	$22,261

Note 7 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended December 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.
Note 8 – Indemnifications
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 9 – Redemption Fees
Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent

18

Zevenbergen Funds
Notes to the Financial Statements(Continued)
December 31, 2025 (Unaudited)
purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.
Note 10 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the funds creates a presumption of control of the funds under 2(a)(9) of the 1940 Act. As of December 31, 2025, Charles Schwab & Co., Inc. held approximately 53.26% and Pershing LLC held approximately 43.06%, in aggregate for the benefit of others, of the outstanding shares of the Growth Fund and Charles Schwab Co., Inc. held approximately 32.27%, in aggregate for the benefit of others, of the outstanding shares of the Genea Fund.
Note 11 – Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. On December 4, 2025, the Board of Trustees approved an agreement and plan of reorganization that would reorganize Zevenbergen Growth Fund into Virtus Zevenbergen Innovative Growth ETF and Zevenbergen Genea Fund into Virtus Zevenbergen Discovery Growth ETF, two separate series of Virtus ETF Trust II. A special meeting of shareholders of each fund will be held to consider related proposals.
NOTE 12 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

19

Zevenbergen Funds
Additional Information
December 31, 2025 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with Zevenbergen Capital Investments (the “Advisor”) for Zevenbergen Growth Fund and Zevenbergen Genea Fund (each, a “Fund” and collectively, the “Funds”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Agreement, including information about the portfolio managers, the resources of the Advisor, and each Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Funds. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of each Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive session with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Advisory Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss each Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered each Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark indexes.

Zevenbergen Growth Fund
–
The Board considered that the Fund outperformed both the Russell 3000 Growth Total Return Index and Russell 3000 Total Return Index for the one- and three-year periods ended June 30, 2025, but underperformed for the five-year period ended June 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the one-, three-, and ten-year periods ended September 30, 2025, but underperformed for the five-year period ended September 30, 2025.

20

Zevenbergen Funds
Additional Information(Continued)
December 31, 2025 (Unaudited)
Zevenbergen Genea Fund
–
The Board considered that the Fund outperformed both the Russell 3000 Growth Total Return Index and Russell 3000 Total Return Index for the one- and three-year periods ended June 30, 2025, but underperformed for the five-year period ended June 30, 2025. The Board also considered that the Fund outperformed its peer groups’ averages for the one-, three-, and ten-year periods ended September 30, 2025, but underperformed for the five-year period ended September 30, 2025.

•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by each Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce each Fund’s expenses, the Advisor had agreed to maintain contractual annual expense limitations for each Fund’s share classes.

Zevenbergen Growth Fund
–
The Trustees noted that the advisory fee was below the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was above the focused and larger peer group averages, and in the second quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

Zevenbergen Genea Fund
–
The Trustees noted that the advisory fee was below the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was below the focused peer group average, above the larger peer group average, and in the second quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
The Trustees considered the profitability of the Advisor from managing each Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Funds. The Trustees concluded that the Advisor’s profit, if any, from managing each Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support each Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed each Fund’s fee structure, the Advisor’s contractual fee waiver and expense reimbursement, and the asset level of each Fund. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.

21

Zevenbergen Funds
Additional Information(Continued)
December 31, 2025 (Unaudited)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
See financial statements.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	3/9/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	3/9/2026